STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
Total stock-based compensation expense recognized for stock options issued using the straight-line method in the statement of losses for the year ended December 31, 2012 and 2011 is as follows (in thousands):

	2012	2011
Stock-based compensation expense for employees and non-employee directors	$329	$624
Equity awards for nonemployees issued for services	165	348
Total stock-based compensation expense	$494	$972

Schedule Of Stock Based Compensation Expenses For Stock Options And Warrants Issued [Table Text Block]
Total stock-based compensation expense recognized for stock options and warrants issued using the straight-line method in the statement of operations are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
General and administrative	$33	$92	$729	$579
Research and development	13	34	463	452
Total stock-based compensation	$46	$126	$1,192	$1,031

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued for the nine months ended September 30, 2013 and 2012:

	September 30,
	2013	2012
Volatility	58.7%	71.6%
Expected term (years)	3.9	3.2
Risk-free interest rate	0.7%	0.5%
Dividend yield	0%	0%

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued for the years ended December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
Volatility	71.9%	86.0%
Expected term (years)	2.8	3.3
Risk-free interest rate	0.3%	0.6%
Dividend yield	None	None

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of our stock option activity:

	Number of common shares	Weighted- average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2012	4,674,628	$1.79
Granted	1,476,395	$2.04
Forfeited	(140,000)	$2.80
Outstanding at September 30, 2013	6,011,023	$1.83	4.2	$462.0
Exercisable at September 30, 2013	5,882,935	$1.83	4.2	$462.0

The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2010	2,612,500	$1.47
Granted	1,034,370	$1.94
Exercised	—	—
Forfeited	—	—
Outstanding at December 31, 2011	3,646,870	$1.60
Granted	1,097,758	$2.33
Exercised	(70,000)	$0.50
Forfeited	—	—
Outstanding at December 31, 2012	4,674,628	$1.79	4.4	$2,138

Exercisable at December 31, 2012	4,477,378	$1.75	4.3	$2,138